Related party transactions - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Deemed benefits provided to former directors	£ 0.0	£ 0.0	£ 0.0
Loans, advances or guarantees provided on behalf of Directors	0.0	0.0	0.0
Aggregate gains made by executive directors on exercise of options	11.7	6.7	0.0
Joint ventures and associates
Related party transactions
Revenue from sales of goods and services	23.3	17.4	0.4
Amounts receivable	6.6	6.6	4.2
Amounts payable	£ 1.6	£ 2.3	£ 1.2